Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Company's Tax Provision and Applicable Tax Rates
The following table sets forth information regarding the Company’s tax provision and applicable tax rates for the periods indicated (income from continuing and discontinued operations before income tax expense was included for purposes of determining the Company’s effective tax rate for the periods shown):

	For the Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
Combined federal and state income tax expense - continuing operations	$51,719	$30,464	$7,778
Combined federal and state income tax expense - discontinued operations	5,210	3,583	5,385
Total combined federal and state income tax expense	$56,929	$34,047	$13,163

Income from continuing operations before income tax expense	$238,230	$175,995	$16,639
Income from discontinued operations before income tax expense	18,458	12,717	19,262
Total income before income tax expense	$256,688	$188,712	$35,901

Effective income tax rates	22.18%	18.04%	36.67%
The provision for income taxes is comprised of the following components:

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Current tax expense:
Federal	$39,453	$26,114	$23,002
State	11,453	13,246	10,520
Total current tax expense	50,906	39,360	33,522
Deferred tax expense (benefit):
Federal	3,244	(7,747)	(13,736)
State	2,779	2,434	(6,623)
Total deferred tax expense (benefit)	6,023	(5,313)	(20,359)
Total income tax expense	$56,929	$34,047	$13,163

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the U.S. federal statutory rate to the Company’s effective income tax rate is detailed below:

	For the Year Ended December 31,
	2022		2021		2020
	(Dollars in thousands)
Income tax expense at statutory rate	$53,904	21.00%	$39,630	21.00%	$7,539	21.00%
Increase (decrease) resulting from:
State income tax, net of federal tax benefit	11,244	4.38%	12,387	6.56%	43	0.12%
Valuation allowance	(700)	(0.27)%	(11,300)	(5.99)%	12,000	33.43%
Amortization of qualified low-income housing investments	7,503	2.92%	5,753	3.05%	4,977	13.86%
Tax credits	(7,300)	(2.84)%	(6,539)	(3.46)%	(7,085)	(19.73)%
Tax-exempt income	(10,298)	(4.01)%	(5,665)	(3.00)%	(4,091)	(11.40)%
Other, net	2,576	1.00%	(219)	(0.12)%	(220)	(0.61)%
Actual income tax expense	$56,929	22.18%	$34,047	18.04%	$13,163	36.67%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and deferred tax liabilities, which includes deferred tax assets and deferred tax liabilities included in discontinued operations, are presented below:

	As of December 31,
	2022	2021
	(In thousands)
Deferred tax assets:
Unrealized loss on available for sale securities	$254,502	$17,370
Allowance for loan losses	43,686	30,335
Cash flow hedges	18,192	—
Leases	17,447	25,389
Charitable contribution limitation carryover	12,273	18,278
Investment losses	7,918	10,680
Accrued expenses	6,294	6,888
Fixed assets	4,287	3,799
Loan basis difference fair value adjustments	4,009	3,949
Employee benefits	354	13,996
PPP loans fee income	58	2,967
Other	2,083	1,783
Total deferred tax assets before valuation allowance	371,103	135,434
Valuation allowance	—	(700)
Total deferred tax assets	371,103	134,734
Deferred tax liabilities:
Amortization of intangibles	17,565	17,339
Lease obligation	16,383	23,849
Partnerships	2,340	3,324
Trading securities	938	6,482
Cash flow hedges	—	2,878
Other	2,229	4,327
Total deferred tax liabilities	39,455	58,199
Net deferred income tax assets	$331,648	$76,535
Significant components of the Company’s deferred tax assets and deferred tax liabilities, which are included in discontinued operations and which are included in the amounts presented in the table above, are presented below:

	As of December 31,
	2022	2021
	(In thousands)
Deferred tax assets:
Leases	$2,589	$2,928
Accrued expenses	868	897
Total deferred tax assets	3,457	3,825
Deferred tax liabilities:
Amortization of intangibles	1,126	550
Leases	2,450	2,762
Other	196	67
Total deferred tax liabilities	3,772	3,379
Net deferred income tax (liabilities) assets	$(315)	$446

Schedule of Unrecognized Tax Benefits Roll Forward
The following table presents a reconciliation of the beginning and ending amount of unrecognized tax benefits:

	For the Years Ended December 31,
	2022	2021
	(In thousands)
Beginning	$7,923	$—
Additions based on tax positions related to the current year	—	—
Additions for tax positions of prior years	—	7,923
Reductions related to settlements with taxing authorities	—	—
Reductions as a result of a lapse of the applicable statute of limitations	(2,141)	—
Ending	$5,782	$7,923